UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2010
                                               ------------------

Check here if Amendment [  ]; Amendment Number: ______
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Herald Investment Management Limited
         ---------------------
Address: 10-11 Chartetrhouse Square
         ---------------------
London, EC1M 6EE, United Kingdom
         ---------------------

Form 13F File Number:
                         -----

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    Andrew Miller
         ---------------------
Title:   Chief Finance Officer
         ---------------------
Phone:   0207 553 6308
         ---------------------

Signature, Place, and Date of Signing:

/s/ Andrew Miller             London,UK                   02-11-2011
------------------                  ---------------                   ----------
[Signature]                         [City, State]                       [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

Form 13F File Number                        Name

28- _______________                         ______________________________
[Repeat as necessary.]

                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:               0
                                        ----------
Form 13F Information Table Entry Total:        76
                                        ----------
Form 13F Information Table Value Total:    $199,979 (x$1000)
                                        ----------
                                        (thousands)
List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

No.      Form 13F File Number               Name

____     28-________________                _________________________

                           FORM 13F INFORMATION TABLE
                           --------------------------



NAME OF ISSUER                         TITLE OF     CUSIP     VALUE    SHARES/   SH/   PUT/ INVESTMENT   OTHER    VOTING AUTHORITY
--------------                         --------   ------- ---------- ---------  ----- ----- ---------- --------- ------ -----------
                                       CLASS               (x$1000)    PRN AMT   PRN   CALL DISCRETION  MANAGERS   SOLE SHARED NONE
                                       --------   ------- ---------- ---------  ----- ----- ---------- --------- ------ -----------
Abovenet Inc                           COM       00374N107      5261      90000  SH               SOLE             90000
Accenture Plc Ireland Shs Class A      COM       G1151C101       587      12100  SH               SOLE             12100
Actuate Corp                           COM       00508B102      7980    1400000  SH               SOLE           1400000
Advent Software Inc                    COM       007974108     13901     480000  SH               SOLE            480000
Alliance Fiber Optic Prods I  New      COM       018680306      2955     188474  SH               SOLE            188474
Anadigics Inc                          COM       032515108      5960     860000  SH               SOLE            860000
Analog Devices Inc                     COM       032654105       501      13300  SH               SOLE             13300
Apple Inc                              COM       037833100       839       2600  SH               SOLE              2600
Arrow Electrs Inc                      COM       042735100       582      17000  SH               SOLE             17000
Art Technology Group Inc               COM       04289L107      5980    1000000  SH               SOLE           1000000
Atmi Inc                               COM       00207R101      7976     400000  SH               SOLE            400000
Aviat Networks Inc                     COM       05366Y102      1293     255000  SH               SOLE            255000
Brocade Munications Sys I  New         COM       111621306       238      45000  SH               SOLE             45000
Cadence Design System Inc              COM       127387108       413      50000  SH               SOLE             50000
Cavium Networks Inc                    COM       14965A101      1884      50000  SH               SOLE             50000
Ceva Inc                               COM       157210105      7771     379082  SH               SOLE            379082
Checkpoint Sys Inc                     COM       162825103       546      11800  SH               SOLE             11800
Cisco Sys Inc                          COM       17275R102       364      18000  SH               SOLE             18000
Corning Inc                            COM       219350105       726      37600  SH               SOLE             37600
Descartes Sys Group Inc                COM       249906108      3872     550000  SH               SOLE            550000
Epiq Sys Inc                           COM       26882D109      4119     300000  SH               SOLE            300000
Extreme Networks Inc                   COM       30226D106      3801    1230000  SH               SOLE           1230000
F5 Networks Inc                        COM       315616102       781       6000  SH               SOLE              6000
Falconstor Software Inc                COM       306137100      1005     300000  SH               SOLE            300000
Finisar Corp  New                      COM       31787A507      2878      96930  SH               SOLE             96930
Flir Sys Inc                           COM       302445101       655      22000  SH               SOLE             22000
Fundtech Ltd Ord                       COM       M47095100      3581     222000  SH               SOLE            222000
Google Inc Cl A                        COM       38259P508       802       1350  SH               SOLE              1350
Hewlett Packard Co                     COM       428236103       598      14200  SH               SOLE             14200
Intel Corp                             COM       458140100       799      38000  SH               SOLE             38000
Jabil Circuit Inc                      COM       466313103       402      20000  SH               SOLE             20000
Keynote Sys Inc                        COM       493308100      3947     270000  SH               SOLE            270000
Keyw Hldg Corp  Added                  COM       493723100      1467     100000  SH               SOLE            100000
Lantronix Inc  New                     COM       516548203       617     166666  SH               SOLE            166666
Marvell Technology Group Ltd Ord       COM       G5876H105       579      31200  SH               SOLE             31200
Mellanox Technologies Ltd Shs          COM       M51363113      7233     276400  SH               SOLE            276400
Mentor Graphics Corp                   COM       587200106      3000     250000  SH               SOLE            250000
Microchip Technology Inc               COM       595017104      1095      32000  SH               SOLE             32000
Micros Sys Inc                         COM       594901100      4386     100000  SH               SOLE            100000
Microsoft Corp                         COM       594918104       586      21000  SH               SOLE             21000
Mindspeed Technologies Inc  New        COM       602682205      4972     815000  SH               SOLE            815000
Mips Technologies Inc                  COM       604567107      6068     400000  SH               SOLE            400000
Monotype Imaging Holdings In           COM       61022P100       113      10200  SH               SOLE             10200
Netscout Sys Inc                       COM       64115T104      6903     300000  SH               SOLE            300000
Nice Sys Ltd Sponsored                 ADR       653656108       628      18000  SH               SOLE             18000
Ocz Technology Group Inc               COM       67086E303      4820    1000000  SH               SOLE           1000000
Oracle Corp                            COM       68389X105       804      25700  SH               SOLE             25700
Parametric Technology Corp  New        COM       699173209       541      24000  SH               SOLE             24000
Pegasystems Inc                        COM       705573103      7418     202500  SH               SOLE            202500
Plx Technology Inc                     COM       693417107      1805     500000  SH               SOLE            500000
Pmc-Sierra Inc                         COM       69344F106       521      60600  SH               SOLE             60600
Power Integrations Inc                 COM       739276103      1406      35000  SH               SOLE             35000
Qualm Inc                              COM       747525103       559      11300  SH               SOLE             11300
Radisys Corp                           COM       750459109       939     105500  SH               SOLE            105500
Radware Ltd Ord                        COM       M81873107      9100     242600  SH               SOLE            242600
Research In Motion Ltd                 COM       760975102       802      13800  SH               SOLE             13800
Retalix Ltd Ord                        COM       M8215W109      1565     113700  SH               SOLE            113700
Rf Monolithics Inc                     COM       74955F106       254     200000  SH               SOLE            200000
Saic Inc                               COM       78390X101       261      16450  SH               SOLE             16450
Shoretel Inc                           COM       825211105       474      60700  SH               SOLE             60700
Silicon Image Inc                      COM       82705T102       515      70000  SH               SOLE             70000
Silicon Motion Technology Co Sponsored ADR       82706C108      4250    1000000  SH               SOLE           1000000
Sonosite Inc                           COM       83568G104      1264      40000  SH               SOLE             40000
Sps M Inc                              COM       78463M107       790      50000  SH               SOLE             50000
Stec Inc                               COM       784774101      1765     100000  SH               SOLE            100000
Supertex Inc                           COM       868532102      3143     130000  SH               SOLE            130000
Support  Inc                           COM       86858W101      6785    1047100  SH               SOLE           1047100
Symantec Corp                          COM       871503108       502      30000  SH               SOLE             30000
Telvent Git Sa Shs                     COM       E90215109       528      20000  SH               SOLE             20000
Thq Inc  New                           COM       872443403       273      45000  SH               SOLE             45000
Trident Microsystems Inc               COM       895919108       712     400000  SH               SOLE            400000
Vasco Data Sec Intl Inc                COM       92230Y104      1626     200000  SH               SOLE            200000
Viasat Inc                             COM       92552V100      4441     100000  SH               SOLE            100000
Web  Group Inc                         COM       94733A104      2113     250000  SH               SOLE            250000
Websense Inc                           COM       947684106      9011     445000  SH               SOLE            445000
Xilinx Inc                             COM       983919101       348      12000  SH               SOLE             12000